Related Party Transactions - Founder Shares (Details)				3 Months Ended	6 Months Ended
	Dec. 22, 2020 shares	Dec. 17, 2020 shares	Oct. 13, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2021 item $ / shares shares	Dec. 31, 2021 shares
Related Party Transaction [Line Items]
Aggregate purchase price | $				$ 25,000
Stock split		1.125
Class B Common Stock
Related Party Transaction [Line Items]
Number of shares issued				6,468,750
Common Stock, Par or Stated Value Per Share | $ / shares				$ 0.0001	$ 0.0001
Aggregate purchase price | $				$ 647
Common Stock, Shares, Outstanding		6,468,750		6,468,750	6,468,750	6,468,750
Shares subject to forfeiture		843,750			843,750
Sponsor
Related Party Transaction [Line Items]
Number of shares issued			4,715,000
Shares subject to forfeiture		843,750
Founder Shares
Related Party Transaction [Line Items]
Number of shares issued			5,750,000
Founder Shares | Initial Public Offering
Related Party Transaction [Line Items]
Aggregate purchase price | $				$ 25,000
Founder Shares | Sponsor
Related Party Transaction [Line Items]
Common Stock, Shares, Outstanding		6,468,750
Number Of Shares No Longer Subject To Forfeiture	843,750
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders		20.00%
Restrictions on transfer period of time after business combination completion				1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares				$ 12.00
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | $				20
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences				150 days
Founder Shares | Sponsor | Initial Public Offering
Related Party Transaction [Line Items]
Number of shares issued			4,715,000
Founder Shares | Sponsor | Class B Common Stock
Related Party Transaction [Line Items]
Number of shares issued			1,035,000
Common Stock, Par or Stated Value Per Share | $ / shares			$ 0.0001
Aggregate purchase price | $			$ 25,000
Founder Shares | Jones & Associates
Related Party Transaction [Line Items]
Number of shares issued			1,035,000
Founder Shares | Sponsor and Jones & Associates
Related Party Transaction [Line Items]
Aggregate purchase price | $			$ 25,000
Aggregate number of shares owned			5,750,000
Common Stock, Shares, Outstanding		6,468,750
Shares subject to forfeiture		843,750
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders		20.00%
Restrictions on transfer period of time after business combination completion					1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares					$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | item					20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | item					30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences					150 days
Founder Shares | Sponsor and Jones & Associates | Over-allotment option
Related Party Transaction [Line Items]
Shares subject to forfeiture	843,750
Founder Shares | Sponsor and Jones & Associates | Class B Common Stock
Related Party Transaction [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares			$ 0.0001
Stock split		1
Common Stock, Shares, Outstanding		6,468,750